SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant risks and uncertainties
Cash and cash equivalents	$ 31,168	$ 33,322
Currency Concentration Risk | Cash and cash equivalents, term deposit and restricted cash
Significant risks and uncertainties
Cash and cash equivalents	$ 6,982	$ 2,818
Currency Concentration Risk | Cash and cash equivalents, term deposit and restricted cash | RMB
Significant risks and uncertainties
Concentration risk, percentage	22.00%	8.00%